CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Class Y Ordinary Shares CNY (¥) shares	Class Z Ordinary Shares CNY (¥) shares	Ordinary shares Class Y Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares CNY (¥) shares	Ordinary shares Pre-IPO Class A Ordinary Shares CNY (¥) shares	Other permanent equities Pre-IPO Class B Ordinary Shares CNY (¥) shares	Other permanent equities Pre-IPO Class C Ordinary Shares CNY (¥) shares	Other permanent equities Pre-IPO Class D Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)
Balance at the beginning of the year at Dec. 31, 2016	¥ (1,323,003)						¥ 46	¥ 16,356	¥ 16,944	¥ 6,911	¥ 307,036	¥ 1,595	¥ 105,742	¥ (1,777,990)	¥ 357
Balance at the beginning of the year (Shares) at Dec. 31, 2016 | shares							71,136,926	13,600,000	8,500,000	2,132,353
Net loss	(183,750)													(183,750)
Share-based compensation	69,480										69,480
Repurchase of Pre-IPO Class A Ordinary Shares	(49,086)						¥ (1)				(49,085)
Repurchase of Pre-IPO Class A Ordinary Shares (in shares) | shares							(1,154,643)
Redesignation of Pre-IPO Class A Ordinary Shares to Pre-IPO Series D1 Preferred Shares	¥ (17,003)										(17,003)
Redesignation of Pre-IPO Class A Ordinary Shares to Pre-IPO Series D1 Preferred Shares (in shares) | shares	(645,357)	(645,357)					(645,357)
Redesignation of Pre-IPO Series C Preferred Shares to Pre-IPO Series D1 Preferred Shares	¥ (129,244)										(129,244)
Pre-IPO Preferred Shares redemption value accretion	(258,554)													(258,554)
Purchase of noncontrolling interests	(2,689)										(2,332)				(357)
Spin off transactions	30,032										30,032
Appropriation to statutory reserves												2,480		(2,480)
Foreign currency translation adjustments	(75,695)												(75,695)
Balance at the end of the year at Dec. 31, 2017	(1,939,512)						¥ 45	¥ 16,356	¥ 16,944	¥ 6,911	208,884	4,075	30,047	(2,222,774)
Balance at the end of the year (Shares) at Dec. 31, 2017 | shares							69,336,926	13,600,000	8,500,000	2,132,353
Net loss	(565,021)													(551,720)	(13,301)
Share-based compensation	181,193										178,343				2,850
Share issuance upon initial public offering and followed offering, net of issuance costs of US$6,333	4,952,606					¥ 43					4,952,563
Share issuance upon initial public offering and followed offering, net of issuance costs of US$6,333 (in shares) | shares						67,063,451
Redesignation of Pre-IPO Ordinary Shares into Class Y and Class Z Ordinary Shares upon initial public offering					¥ 52	¥ 6	¥ (45)	¥ (16,356)	¥ (16,944)	¥ (6,911)	40,198
Redesignation of Pre-IPO Ordinary Shares into Class Y and Class Z Ordinary Shares upon initial public offering (in shares) | shares					84,260,279	9,309,000	(69,336,926)	(13,600,000)	(8,500,000)	(2,132,353)
Redesignation of Pre-IPO Preferred Shares into Class Y and Class Z Ordinary Shares upon initial public offering	4,079,648				¥ 1	¥ 89					4,079,558
Redesignation of Pre-IPO Preferred Shares into Class Y and Class Z Ordinary Shares upon initial public offering (in shares) | shares					1,104,535	141,808,970
Pre-IPO Preferred Shares redemption value accretion	(64,605)													(64,605)
Capital injection in subsidiaries by noncontrolling interests	22,198														22,198
Acquisitions of a subsidiary	228,659														228,659
Share issuance from exercise of share options	¥ 6					¥ 6
Share issuance from exercise of share options (in shares) | shares	8,142,000	8,142,000				8,141,654
Appropriation to statutory reserves												3,591		(3,591)
Foreign currency translation adjustments	¥ 296,030												296,030
Balance at the end of the year at Dec. 31, 2018	7,191,202				¥ 53	¥ 144					9,459,546	7,666	326,077	(2,842,690)	240,406
Balance at the end of the year (Shares) at Dec. 31, 2018 | shares					85,364,814	226,323,075
Net loss	(1,303,570)	$ (187,245)												(1,288,973)	(14,597)
Share-based compensation	172,550										172,550
Issuance of ordinary shares, net of issuance costs of US$9,376 at Dec. 31, 2018	1,647,711		¥ 53	¥ 144		¥ 10					1,647,701
Issuance of ordinary shares, net of issuance costs of US$9,376 (in shares) at Dec. 31, 2018 | shares			85,364,814	229,056,421		14,173,813
Acquisitions of a subsidiary	30,000														30,000
Consolidation of an entity under common control	(70,161)										(488,463)			(8,146)	426,448
Purchase of noncontrolling interests	(175,624)										(73,144)				(102,480)
Share issuance from exercise of share options	¥ 1					¥ 1
Share issuance from exercise of share options (in shares) | shares	2,255,000	2,255,000				2,254,453
Deconsolidation of a subsidiary	¥ 4,199														4,199
Appropriation to statutory reserves												5,797		(5,797)
Foreign currency translation adjustments	140,152	$ 20,132											140,152
Balance at the end of the year at Dec. 31, 2019	¥ 7,636,460	$ 1,096,910			¥ 53	¥ 155					¥ 10,718,190	¥ 13,463	¥ 466,229	¥ (4,145,606)	¥ 583,976
Balance at the end of the year (Shares) at Dec. 31, 2019 | shares					85,364,814	242,751,341